Commitments and Contingencies (Details)														1 Months Ended			6 Months Ended	12 Months Ended
	Aug. 07, 2018 USD ($)	Jul. 12, 2018 USD ($)	Jun. 22, 2018 USD ($)	May 30, 2018	Jan. 12, 2018 USD ($)	Apr. 13, 2017	Sep. 14, 2016 USD ($)	Sep. 14, 2016 ILS (₪)	May 04, 2016 USD ($)	May 04, 2016 ILS (₪)	Nov. 12, 2015 USD ($)	Nov. 12, 2015 ILS (₪)	Oct. 20, 2015 USD ($)	Jan. 19, 2018 USD ($)	Dec. 21, 2017 USD ($)	Mar. 30, 2017	Jun. 30, 2018 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Feb. 16, 2017 ILS (₪)
Commitments and Contingencies (Textual)
Settlement amount							$ 2,200,000	₪ 8,450,000
Aggregate settlement payment																	$ 5,000,000
Remaining proceeds or contributed by other defendants																	$ 2,500,000
Shareholders transaction cost					$ 2,500,000
Received an excess amount
Lawsuit amount for registration fee											$ 1,400,000	₪ 5,000,000
Right and license term													3 years				3 years
Percentage of net income													50.00%				50.00%
Minimum annual sales													$ 10,000,000
Percentage of penalty													15.00%
Shortfall amount													$ 1,500,000
Secure minimum sales and penalty													$ 125,000
Prepayments in other current assets																			375,000
Monthly payments																		$ 1,500,000	$ 375,000
Shareholders suffered damages cost									$ 39.7	₪ 137.7
Legal settlement, percentage						70.00%										30.00%
Plaintiff Received							$ 2,480,623	₪ 9,527,000
Litigation amended, description				The defendants filed an amended statement of defense along with two petitions: (1) a petition for issuing a decision on the petition to order the plaintiffs to deposit a guarantee as security for costs; (2) a petition for dismissing the case in limine. The plaintiffs filed their responses to the two petitions on June 26, 2018 and the defendants filed rejoinders on July 8, 2018. On July 11, 2018 and July 18, 2018 two pre-trial hearings were held, and the court decided to order the plaintiffs to deposit a guarantee of ILS 100,000 as a security for costs. In addition, the defendants were asked by the court to reconsider their position regarding the petition for dismissing the case in limine. On July 24, 2018 the parties jointly informed the court that: (1) without waiving any contentions or rights, the defendants would not insist on the petition for dismissing the case in limine, and the contentions raised in the petition for dismissing the case in limine would be decided in the final judgement or in any interim decision; (2) they agree to appoint again a mediator (Adv. Reuven Behar) in an attempt to settle the dispute out of court in the framework of a mediation which is limited in time for not more than six months; (3) to set dates for pre-trial procedures (discovery and interrogatories), for a pre-trial hearing and for filing evidence. Accordingly, on July 24, 2018 the court decided to dismiss the petition for dismissing the case in limine without mutually waving any contentions or rights, set dates for discovery (by the end of September 2018) and for exchanging of (by the end of September 2018) and replying to interrogatories (by the end of October 2018) and set another pre-trial hearing for November 28, 2018.
VAT receivable | ₪																				₪ 8,142,735
Plaintiff fees														$ 1,600,000
Mitchell Gordon [Member]
Commitments and Contingencies (Textual)
Compensatory damage			$ 325,000
Subsequent event [Member]
Commitments and Contingencies (Textual)
Shareholders transaction cost		$ 2,500,000
Subsequent event [Member] | Maximum [Member]
Commitments and Contingencies (Textual)
Minimum monthly commitment	$ 30,000
Subsequent event [Member] | Minimum [Member]
Commitments and Contingencies (Textual)
Minimum monthly commitment	$ 125,000
Shareholders [Member]
Commitments and Contingencies (Textual)
Shareholders suffered damages cost									$ 6,720,000	₪ 23,300,000
Memorandum of Understanding [Member]
Commitments and Contingencies (Textual)
Settlement amount															$ 3,000,000
Aggregate settlement payment															3,000,000
Expected litigation settlement															250,000
Remaining proceeds or contributed by other defendants															$ 2,750,000